FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of fair value hierarchy for assets and liabilities measured at fair value on recurring basis

	December 31, 2022			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	160,406,301	—	160,406,301